UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Icahn Capital LP
Address:  445 Hamilton Avenue, Suite 1210
          White Plains, New York  10601

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Skobe
Title: Interim Chief Financial Officer of Icahn Enterprises G.P. Inc., the general partner of Icahn Enterprises Holdings L.P., the sole member of IPH GP LLC, the general partner of Icahn Capital LP
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:



/s/Andrew Skobe
---------------
Andrew Skobe                   New York, New York                        2/14/08
[Signature]                    [City, State]                             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $4,828,549
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name
         ---      --------------------      ----



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


                                               Form 13F Information Table
                                 Name of Reporting Manager: Icahn Capital Management LP


COLUMN 1           COLUMN 2   COLUMN 3         COLUMN 4           COLUMN 5            COLUMN 6      COLUMN 7          COLUMN 8
NAME OF            TITLE OF                    VALUE        SHRS OR   SH/   PUT/      INVESTMENT     OTHER        Voting Authority
ISSUER             CLASS      CUSIP            (x$1000)     PRN AMT   PRN   CALL      DISCRETION     MANAGER     SOLE  SHARED   NONE
------             -----      -----            --------     -------   ---   ----      ----------     -------     ----  ------   ----

ADVENTRX PHARMA-   COM        00764X103         1,557     3,459,459   SH                Sole           n/a     3,459,459
CEUTICALS INC

AMICUS THERA-      COM        03152W109         2,171       201,940   SH                Sole           n/a       201,940
PEUTICS INC

ANADARKO PETE      COM        032511107       970,600    14,775,468   SH                Sole           n/a    14,775,468
CORP

APPLERA            COM APP    038020103        22,015       649,026   SH                Sole           n/a       649,026
CORP               BIO GRP

BEA SYS INC        COM        073325102       654,176    41,456,016   SH                Sole           n/a    41,456,016

BIOGEN IDEC INC    COM        09062X103       469,973     8,256,723   SH                Sole           n/a     8,256,723

BLOCKBUSTER INC    CL A       093679108        41,043    10,523,840   SH                Sole           n/a    10,523,840

BLOCKBUSTER INC    CL B       093679207        15,318     4,452,905   SH                Sole           n/a     4,452,905

CSX CORP           COM        126408103       128,422     2,920,000   SH                Sole           n/a     2,920,000

COMPTON PETE       COM        204940100         8,900       967,397   SH                Sole           n/a       967,397
CORP

CYBERONICS INC     COM        23251P102        26,433     2,008,612   SH                Sole           n/a     2,008,612

ELLIS PERRY INTL   COM        288853104         3,169       206,025   SH                Sole           n/a       206,025
INC

ENZON PHARMA-      COM        293904108        16,773     1,760,001   SH                Sole           n/a     1,760,001
CEUTICALS INC

FORESTAR REAL      COM        346233109        27,117     1,149,495   SH                Sole           n/a     1,149,495
ESTATE GROUP I

GUARANTY FINL      COM        40108N106        18,392     1,149,495   SH                Sole           n/a     1,149,495
GROUP INC

LEAR CORP          COM        521865105       265,424     9,595,954   SH                Sole           n/a     9,595,954

LINCOLN NATL CORP  COM       534187109        37,633       646,400   SH                Sole           n/a       646,400
IND

LIONS GATE         COM        535919203        40,407     4,289,508   SH                Sole           n/a     4,289,508
ENTMNT CORP        NEW

MACYS INC          COM        55616P104       133,610     5,164,660   SH                Sole           n/a     5,164,660

MOTOROLA INC       COM        620076109       969,881    60,466,400   SH                Sole           n/a    60,466,400

PENNEY J C INC     COM        708160106       183,274     4,166,271   SH                Sole           n/a     4,166,271

QUEST RESOURCE     COM        748349305         6,224       868,002   SH                Sole           n/a       868,002
CORP               NEW

REGENERON PHARMA-  COM        75886F107        60,568     2,508,001   SH                Sole           n/a     2,508,001
CEUTICALS

TAKE-TWO INTER-    COM        874054109         8,525       462,037   SH                Sole           n/a       462,037
ACTIVE SOFTWARE
INC

TELIK INC          COM        87959M109        14,424     4,156,663   SH                Sole           n/a     4,156,663

TEMPLE INLAND INC  COM        879868107        71,901     3,448,488   SH                Sole           n/a     3,448,488

TIME WARNER CABLE  CL A       88732J108       130,027     4,711,128   SH                Sole           n/a     4,711,128
INC

TIME WARNER INC    COM        887317105       213,526    12,933,159   SH                Sole           n/a    12,933,159

UNUM GROUP         COM        91529Y106        95,659     4,020,960   SH                Sole           n/a     4,020,960

WCI CMNTYS INC     COM        92923C104        18,206     4,816,450   SH                Sole           n/a     4,816,450

WILLIAMS COS INC   COM        969457100       173,201     4,840,724   SH                Sole           n/a     4,840,724
DEL


                              Total:        4,828,549

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